Note 25 - Share-based Payments - Expenses from Share-based Payments Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Expense arising from equity-settled share-based payment transactions (1)	[1]	$ 4,846	$ 9,496
Expense arising from cash-settled share-based payment transactions
Total expense from share-based payment transactions		$ 4,846	$ 9,496

[1]	Including US$896 thousand in accrued social security cost (2017: US$2,490 thousand)